Reconciliation of Warrant Liability (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Purchases, issuance and settlements	$ 1,133,747	$ 741,028
Warrant [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning balance	498,976	0
Purchases, issuance and settlements	795,975	741,028
Total (gains) or losses	944,291	(242,052)
Transfers in or out of Level 3	(2,239,242)	0
Ending balance	$ 0	$ 498,976